Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2012-3

Collection Period	08/01/15-08/31/15
Determination Date	9/9/2015
Distribution Date	9/15/2015

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$255,537,419.02
2.	Collections allocable to Principal		$12,780,940.11
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$733,852.42
5.	Pool Balance on the close of the last day of the related Collection Period		$242,022,626.49
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		26,254
7.	Initial Pool Balance		$1,000,000,022.05
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2 Note Balance	$0.00	$0.00
	c. Class A-3 Note Balance	$84,537,418.91	$71,022,626.38
	d. Class A-4 Note Balance	$111,500,000.00	$111,500,000.00
	e. Class B Note Balance	$21,000,000.00	$21,000,000.00
	f. Class C Note Balance	$19,500,000.00	$19,500,000.00
	g. Class D Note Balance	$14,000,000.00	$14,000,000.00
	h. Note Balance (sum a - g)	$250,537,418.91	$237,022,626.38
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2 Note Pool Factor	0.0000000	0.0000000
	c. Class A-3 Note Pool Factor	0.2464648	0.2070631
	d. Class A-4 Note Pool Factor	1.0000000	1.0000000
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.2505374	0.2370226
10.	Overcollateralization Target Amount		$5,000,000.11
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$5,000,000.11
12.	Weighted Average Coupon	%	8.65%
13.	Weighted Average Original Term (months)	months	67.70
14.	Weighted Average Remaining Term (months)	months	30.19
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$1,895,202.68
	b. Liquidation Proceeds allocable to Finance Charge		$3,047.27
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$1,898,249.95
16.	Principal:
	a. Collections allocable to Principal		$12,780,940.11
	b. Liquidation Proceeds allocable to Principal		$259,598.21
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$13,040,538.32

17.	Total Finance Charge and Principal Collections (15d + 16d)	$14,938,788.27
18.	Interest Income from Collection Account	$1,468.06
19.	Simple Interest Advances	$0.00
20.	Available Collections (Ln17 + 18 + 19)	$14,940,256.33
Available Funds
21.	Available Collections	$14,940,256.33
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$14,940,256.33
Application of Available Funds
24.	Servicing Fee
	a. Monthly Servicing Fee	$212,947.85
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$212,947.85
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Backup Servicing Fees and Unpaid Transition Expenses
	a. Monthly Servicing Fee	$2,500.00
	b. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c. Other Unpaid Backup Servicing Fees	$0.00
	d. Amount Paid	$2,500.00
	e. Shortfall Amount (a + b + c - d)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2 Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$0.00
	i. Class A-3 Monthly Interest	$36,632.88
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$36,632.88
	m. Class A-4 Monthly Interest	$73,404.17
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	p. Total Class A-4 Note Interest (sum m - o)	$73,404.17
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$19,250.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$19,250.00
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$24,375.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$24,375.00
32.	Tertiary Principal Distributable Amount	$0.00

33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$26,716.67
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$26,716.67
34.	Quaternary Principal Distributable Amount	$8,514,792.42
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$8,910,618.99
36.	Reserve Account Deficiency	$0.00
37.	Regular Principal Distributable Amount	$5,000,000.11
38.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
39.	Additional Servicing Fees, if any	$0.00
40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$1,898,249.95
	b. Total Daily Deposits of Principal Collections	$13,040,538.32
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$1,468.06
	e. Total Deposits to Collection Account (sum a - d)	$14,940,256.33
42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$212,947.85
	b. Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,500.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$13,695,171.25
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,029,637.23
	f. Total Withdrawals from Collection Account (sum a - e)	$14,940,256.33
Note Payment Account Activity
43.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2 Interest Distribution	$0.00
	c. Class A-3 Interest Distribution	$36,632.88
	d. Class A-4 Interest Distribution	$73,404.17
	e. Class B Interest Distribution	$19,250.00
	f. Class C Interest Distribution	$24,375.00
	g. Class D Interest Distribution	$26,716.67
	h. Class A-1 Principal Distribution	$0.00
	i. Class A-2 Principal Distribution	$0.00
	j. Class A-3 Principal Distribution	$13,514,792.53
	k. Class A-4 Principal Distribution	$0.00
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$13,695,171.25
44.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2 Distribution	$0.00
	c. Class A-3 Distribution	$13,551,425.41
	d. Class A-4 Distribution	$73,404.17
	e. Class B Distribution	$19,250.00
	f. Class C Distribution	$24,375.00
	g. Class D Distribution	$26,716.67
	h. Total Withdrawals from Note Payment Account (sum a - g)	$13,695,171.25

Certificate Payment Account Activity
45.	Deposits
	a. Excess Collections	$1,029,637.23
	b. Reserve Account surplus (Ln 55)	$278.80
	c. Total Deposits to Certificate Payment Account (sum a - b)	$1,029,916.03
46.	Withdrawals
	a. Certificateholder Distribution	$1,029,916.03
	b. Total Withdrawals from Certificate Payment Account	$1,029,916.03
Required Reserve Account Amount
47.	Lesser of: (a or b)
	a. $2,500,000.06	$2,500,000.06
	b. Note Balance	$237,022,626.38
48.	Required Reserve Account Amount	$2,500,000.06
Reserve Account Reconciliation
49.	Beginning Balance (as of end of preceding Distribution Date)	$2,500,000.06
50.	Investment Earnings	$278.80
51.	Reserve Account Draw Amount	$0.00
52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)	$2,500,278.86
53.	Deposit from Available Funds (Ln 42d)	$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist	$278.80
56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)	$2,500,000.06
57.	Reserve Account Deficiency (Ln48 - Ln56)	$0.00
Instructions to the Trustee
58.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
59.	Amount to be paid to Servicer from the Collection Account	$212,947.85
60.	Amount to be paid to Backup Servicer from the Collection Account	$2,500.00
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$13,695,171.25
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$1,029,637.23
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$278.80
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$13,551,425.41
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$73,404.17
69.	Amount to be paid to Class B Noteholders from the Note Payment Account	$19,250.00
70.	Amount to be paid to Class C Noteholders from the Note Payment Account	$24,375.00
71.	Amount to be paid to Class D Noteholders from the Note Payment Account	$26,716.67
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$1,029,916.03

Net Loss and Delinquency Activity
73.	Net Losses with respect to preceding Collection Period		$471,206.94
74.	Cumulative Net Losses		$18,021,011.17
75.	Cumulative Net Loss Percentage		1.8021%
		Number of Loans	Principal Balance
76.	Delinquency Analysis
	a. 31 to 60 days past due	799	$9,275,231.41
	b. 61 to 90 days past due	279	$3,506,919.41
	c. 91 or more days past due	103	$1,247,730.72
	d. Total Past Due (sum a - c)	1,181	$14,029,881.54
Servicer Covenant
77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,264,585,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on September 9, 2015.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer